EARNINGS PER SHARE (Details 2) (Stock options)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock options
Antidilutive securities
Antidilutive shares excluded from computation of diluted earnings per share	2,400	12,725	12,625	19,100	28,460